Accounts receivable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts receivable
Accounts receivable	¥ 3,492,919	¥ 3,434,615	¥ 2,288,218	¥ 2,631,969
Gross carrying amount
Accounts receivable
Accounts receivable	4,386,872	4,158,270	2,980,940	3,282,857
Allowance for credit losses
Accounts receivable
Accounts receivable	¥ (893,953)	¥ (723,655)	¥ (692,722)	¥ (650,888)